ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	June 30, 2023	December 31, 2022
Accounts payable (a)	$149,805	$136,302
Accrued payroll and welfare payable	74,368	85,229
VAT and other taxes payable	26,837	14,067
Others (b)	221,532	132,138
	$472,542	$367,736

(a)	Accounts payable primarily include supplier’s service charges to SDYL,HHMT and SJMC .
(b)	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.